Intangible assets (Tables)	12 Months Ended
Dec. 31, 2022
Intangible assets.
Schedule of intangible assets

	Application and platform
	Contributed				Development
	by Ping	Developed		Purchased	costs in		Business
	An Group	internally	Acquired	Software	progress	Goodwill	license	Others	Total
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
Year ended December 31, 2021
Opening net book amount	—	287,674	29,709	44,758	121,122	289,161	124,145	20,494	917,063
Additions	—	—	570	19,606	62,287	—	—	—	82,463
Disposal, net	—	—	—	(1,103)	—	—	—	—	(1,103)
Write-off	—	(1,899)	—	—	(3,747)	—	—	—	(5,646)
Transfer	—	133,548	—	—	(133,548)	—	—	—	—
Amortization	—	(190,503)	(28,048)	(36,013)	—	—	(31,804)	(16,406)	(302,774)
Exchange differences	—	(1,877)	-	(207)	(725)	—	—	—	(2,809)
Closing net book amount	—	226,943	2,231	27,041	45,389	289,161	92,341	4,088	687,194

As at December 31, 2021
Cost	690,910	721,175	61,078	148,807	46,114	289,161	155,492	80,263	2,193,000
Accumulated amortization	(690,910)	(491,264)	(58,847)	(121,156)	-	-	(63,151)	(76,175)	(1,501,503)
Exchange differences	—	(2,968)	—	(610)	(725)	-	-	-	(4,303)
Net book amount	—	226,943	2,231	27,041	45,389	289,161	92,341	4,088	687,194

	Application and platform
	Contributed				Development
	by Ping	Developed		Purchased	costs in		Business
	An Group	internally	Acquired	Software	progress	Goodwill	license	Others	Total
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000

Year ended December 31, 2022
Opening net book amount	—	226,943	2,231	27,041	45,389	289,161	92,341	4,088	687,194
Additions	—	—	—	927	44,950	—	—	—	45,877
Write-off	—	(6,371)	—	—	(3,837)	—	—	—	(10,208)
Transfer	—	58,528	—	—	(58,528)	—	—	—	—
Amortization	—	(110,801)	(2,231)	(15,729)	—	—	(31,315)	(2,045)	(162,121)
Exchange differences	—	7,907	—	582	1,205	—	—	—	9,694
Closing net book amount	—	176,206	—	12,821	29,179	289,161	61,026	2,043	570,436

As at December 31, 2022
Cost	690,910	773,332	61,078	149,734	28,699	289,161	155,492	80,263	2,228,669
Accumulated amortization	(690,910)	(602,065)	(61,078)	(136,885)	—	—	(94,466)	(78,220)	(1,663,624)
Exchange differences	—	4,939	—	(28)	480	—	—	—	5,391
Net book amount	—	176,206	—	12,821	29,179	289,161	61,026	2,043	570,436

Schedule of amortization expense

	Year ended December 31,
Amortization of intangible assets	2020	2021	2022
	RMB’000	RMB’000	RMB’000

Cost of revenue	275,479	297,406	146,466
Research and development expenses	3,812	3,396	6,282
General and administrative expenses	3,406	1,972	9,373
	282,697	302,774	162,121

Schedule of key assumptions used for value-in-use calculations

	For the year ended December 31,
	2021	2022
	RMB'000	RMB'000

Revenue growth rate	10%-24%	-15%-13%
Profit Margin	-24%-15%	-15%-10%
Long term growth rate	2%	2%
Pre-tax discount rate	16.30%	17.50%
Recoverable amount of the CGU exceeding its carrying amount (RMB’000)	3,191,952	781,499

Schedule of possible changes of key assumptions

Possible changes of significant assumptions	Recoverable amount of the CGU
	exceeding its carrying amount
	Year ended December 31,
	2021	2022
	RMB’000	RMB’000

Revenue growth rate decrease by 5%	1,325,839	373,790
Profit margin decrease by 1%	2,532,835	459,556
Long term growth rate decrease by 1%	2,741,710	669,058
Pre-tax discount rate increase by 1%	2,594,933	616,950